CONVERTIBLE PROMISSORY NOTES AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND WARRANTS

NOTE 7 - CONVERTIBLE PROMISSORY NOTES AND WARRANTS

2021 Convertible Notes and Warrants

From May 2021 to August 2022, the Company conducted a private placement (the “Units Private Placement”) of units (the “Units”) consisting of 10% secured convertible promissory notes (the “Convertible Notes”) and accompanying warrants (the “Class C Warrants”), as were modified or amended from time to time. The most recent terms of the Convertible Notes and Class C Warrants were as follows:

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share. In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically  convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $1.75 per unit.

In the event that the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold less than $10,000,000 (“Unqualified Financing”), then the conversion price of the Convertible Notes of $1.75 per share and the exercise price of Class C warrants of $2.25 per share will change to the equity offering price. Moreover, in that event, the Class C Warrant holders may also apply a most-favored-nations clause in their warrants to request that their Class C Warrants provide that their warrant exercise rights should be further adjusted to allow them to purchase a proportionately higher number of additional shares equal to the initial number of shares which may be purchased by exercise of their Class C Warrants, multiplied by a fraction equal to the current exercise price divided by the adjusted exercise price, which would allow such Class C Warrant holders to purchase the same aggregate dollar amount of shares as initially provided such Class C Warrants. If the Convertible Notes and Class C Warrants’ conversion or exercise rights become so adjusted as a result of such an equity financing, then the Company would be required to register the additional shares of common stock that these securities may be converted into or exercised to purchase for resale. The Convertible Notes are secured by a first priority security interest in all assets of the Company.

Class C Warrants Terms

●	Exercise price is the lower of (i) $2.25 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($2.25, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the Convertible Notes met the definition of derivative liabilities and that the detachable warrants issued did not meet the definition of a liability and therefore was accounted for as an equity instrument.

The fair value of the warrants issued and the fair value of derivative liabilities issued have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

In 2021, the Company issued an aggregate of 4,260,594 Units for the proceeds of $6,692,765 net of issuance costs. In 2022, the Company issued additional 4,180,071 units for the proceeds of $6,500,743 net of issuance cost.

Adjustment to Conversion Price of Convertible Notes and Exercise Price of Class C Warrants

On April 13, 2023, the Company obtained exercise and conversion rights waivers and amendments from holders of the Convertible Notes and Class C Warrants (“Original Securities”), pursuant to which, the conversion price of the Convertible Notes and the exercise price of the Class C Warrants was adjusted to $0.10 per share (“New Securities”) and all other terms remained the same. On April 13, 2023, outstanding Convertible Notes had underlying principle of $14,432,996, and outstanding Class C Warrants were exercisable to purchase a total of 16,538,486 shares of common stock.

The Company determined that the terms of the New Securities were substantially different from the Original Securities, and, as such the exchange of the Original Securities for the New Securities was accounted for as an extinguishment of debt on April 13, 2023, and the New Securities accounted for as a new debt issuance.

As a result of this substantial modification, a total of 8,269,237 Units outstanding were replaced with an aggregate of 190,584,260 pro rata Units, and a loss on debt extinguishment of $684,682 was recorded in condensed consolidated statements of operations for the six months ended June 30, 2023 (June 30, 2022 - $Nil).

The Company determined that the optional conversion feature attached to the Convertible Notes did not meet the definition of derivative liabilities and that the detachable warrants issued did not meet the definition of a liability and therefore was accounted for as an equity instrument. The fair value of $19,058,426 of the warrants issued has been recorded as a component of equity and a debt discount and is being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

During the three and six months ended June 30, 2023, the Company recognized interest and accretion expense of $5,730,714 and $7,286,891, respectively, on the Original and New Securities in aggregate (June 30, 2022 - $524,884 and $816,881, respectively) in the condensed consolidated statements of operations.

Each of the Convertible Notes provides that any default on indebtedness of more than $100,000, other than indebtedness under the respective Convertible Notes, will also result in default under the Convertible Notes. Due to the non-repayment of the initial principal amount of $1,000,000 under the Walleye Promissory Note by its maturity date of May 7, 2023 (see Note 6), the Company also defaulted under the Convertible Notes on the same date. The Convertible Notes provide that due to this default, the Company became obligated to pay 135% of the outstanding principal amount under each of the Convertible Notes on the date on which the default occurred (the “Mandatory Default Amount”). The Mandatory Default Amount may be declared due by each holder immediately. The aggregate Mandatory Default Amount that may be due under the Convertible Notes was $27,996,132 on the date of the default, or $7,258,256 more than would otherwise have been due under the Convertible Notes on the date of the default. Therefore, as a result of the event of the default, the Company accreted $7,258,256 to the value of the Convertible Notes and included this amount in interest and accretion expenses on the condensed consolidated statement of operations. The holders of the Convertible Notes have not exercised any remedies applicable to the Convertible Notes as of the date of this report. In the event that the balance owed under the Convertible Notes, including the respective Mandatory Default Amount, is not repaid upon demand, the holders of the Convertible Notes may seek to take possession of some or all of the Company’s and its subsidiaries’ assets, force the Company and its subsidiaries into bankruptcy proceedings, or seek other legal remedies against the Company and its subsidiaries. In such an event, the Company’s business, operating results and financial condition may be materially adversely affected.

The following table summarizes supplemental balance sheet information related to the convertible notes, net of debt discount outstanding, as of June 30, 2023, and December 31, 2022:

Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Principal of Convertible Notes issued - Original securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	2,751,633
Debt accretion on Original securities	1,835,741
Debt extinguishment	(4,587,374)
Principal of Convertible Notes issued - New securities	19,058,426
Debt discount	(19,058,426)
Debt accretion on New Securities	5,451,150
Debt accretion associated with Mandatory Default Amount	7,258,256
Conversion of debt	(85,486)
Balance, June 30, 2023	$12,623,920

	June 30, 2023	December 31, 2022
Convertible notes - total principal	$18,824,730	$14,432,996
Mandatory Default Amount	7,258,256	-
Unamortized issuance costs and discount	(13,459,066)	(11,681,363)
Convertible Notes, Net of Debt Discount	$12,623,920	$2,751,633

	June 30, 2023	December 31, 2022
Current portion	$12,316,495	$-
Non-current portion	307,425	2,751,633
Convertible Notes, Net of Debt Discount	$12,623,920	$2,751,633

2023 Convertible Notes and Warrants

On May 12, 2023, the Company conducted the initial closing (the “OID Units Initial Closing”) of a private placement of up to $10,000,000 for an aggregate of up to 100,000,000 units (the “OID Units”) under a Unit Purchase Agreement, dated as of the same date, with accredited investors (the “OID Purchase Agreement”), each consisting of (i) a 15% original issue discount unsecured subordinated convertible promissory note (each, a “OID Convertible Note” and collectively, the “OID Convertible Notes”), convertible into shares of common stock plus additional shares based on accrued interest at $0.10 per share, subject to adjustment, (ii) a warrant for the purchase of 125% of the shares of common stock into which the related OID Convertible Notes may be converted at $0.10 per share, subject to adjustment (the “Class E Warrant”), and (iii) a warrant for the purchase of 125% of the shares of common stock into which the related OID Convertible Note may be converted at $0.20 per share, subject to adjustment (each, a “Class F Warrant,” and each Class F Warrant together with each Class E Warrant collectively, the “OID Warrants”).

As part of the OID Units Initial Closing and on the same date, Walleye Opportunities Master Fund Ltd. (“Walleye”) paid a subscription amount of $1,000,000 and the Company issued Walleye 11,764,710 OID Units consisting of (i) an OID Convertible Note in the principal amount of $1,176,471, convertible into 11,764,710 shares of common stock plus additional shares based on accrued interest at $0.10 per share, (ii) a Class E Warrant for the purchase of 14,705,880 shares of common stock, and (iii) a Class F Warrant for the purchase of 14,705,880 shares of common stock at $0.20 per share.

On May 30, 2023, the Company conducted the second closing (the “OID Units Second Closing”) of the OID Units Private Placement. In the OID Units Second Closing, Hexin Global Ltd. (“Hexin”) and Walleye agreed to the cancellation of the Hexin Promissory Note and the Walleye Promissory Note (see Note 6), respectively, and Frank Maresca (“Maresca”), a consultant to the Company, agreed to the cancellation of certain indebtedness, in exchange for OID Units and related agreements, as described below.

First, under a Cancellation and Exchange Agreement, dated as of May 30, 2023, between the Company and Hexin (the “Hexin Cancellation Agreement”), Hexin agreed to cancel the Hexin Promissory Note (see Note 6) in exchange for the issuance of 9,578,040 OID Units consisting of (a) an OID Convertible Note in the principal amount of $957,804 for a subscription equal to $814,133, convertible into 9,578,040 shares of common stock plus additional shares based on accrued interest at $0.10 per share, (b) a Class E Warrant for the purchase of 11,972,550 shares of common stock at $0.10 per share, and (c) a Class F Warrant for the purchase of 11,972,550 shares of common stock at $0.20 per share.

Second, under a Cancellation and Exchange Agreement, dated as of May 30, 2023, between the Company and Walleye (the “Walleye Cancellation Agreement”), Walleye agreed to cancel the Walleye Promissory Note (see Note 6) in exchange for the issuance of 14,705,890 Units consisting of (a) an OID Convertible Note in the principal amount of $1,470,589 for a subscription equal to $1,250,000, convertible into 14,705,890 shares of common stock plus additional shares based on accrued interest at $0.10 per share, (b) a Class E Warrant for the purchase of 18,382,362 shares of common stock at $0.10 per share, and (c) a Class F Warrant for the purchase of 18,382,362 shares of common stock at $0.20 per share.

Third, under a Cancellation and Exchange Agreement, dated as of May 30, 2023, between the Company and Maresca (the “Maresca Cancellation Agreement” and together with the Hexin Cancellation Agreement and the Walleye Cancellation Agreement, the “Cancellation and Exchange Agreements”), Maresca agreed to cancel $150,000 of the aggregate short-term indebtedness to Maresca, which arose in the ordinary course of business for certain consulting services provided by Maresca to the Company, in exchange for the issuance of 1,764,710 Units consisting of (a) an OID Convertible Note in the principal amount of $176,471 for a subscription equal to $150,000 (the amount of the indebtedness being cancelled), convertible into 1,764,710 shares of common stock plus additional shares based on accrued interest at $0.10 per share, (b) a Class E Warrant for the purchase of 2,205,887 shares of common stock at $0.10 per share, and (c) a Class F Warrant for the purchase of 2,205,887 shares of common stock at $0.20 per share.

The Company determined that the optional conversion feature attached to the OID Convertible Notes did not meet the definition of derivative liability and that the detachable warrants issued met the definition of a liability and therefore was accounted for as a derivative liability instrument. The warrants were fair valued at $5,461,702 and recorded as derivative liabilities on the condensed consolidated balance sheets at June 30, 2023. As a result of the warrant liability exceeding the value of the debt principal, the Company recorded a $2,377,569 loss on issuance of debt that was recorded in condensed consolidated statements of operations for the six months ended June 30, 2023 (June 30, 2022 - $Nil).

During the three and six months ended June 30, 2023, the Company recognized interest and accretion expense of $150,086 and $150,086, respectively (June 30, 2022 - $Nil and $Nil, respectively), in the condensed consolidated statements of operations.

The following table summarizes supplemental balance sheet information related to the OID Convertible Notes, net of debt discount outstanding, as of June 30, 2023, and December 31, 2022:

OID Convertible Notes, Net of Debt Discount
Balance, December 31, 2022	$-
Issuance of convertible notes	3,781,335
Issuance cost	(697,202)
Debt discounts	(3,084,133)
Debt accretion	150,086
Balance, June 30, 2023	$150,086

	June 30, 2023	December 31, 2022
OID Convertible Notes - total principal	$3,781,335	$-
Unamortized issuance costs and discount	(3,631,249)	-
OID Convertible Notes, Net of Debt Discount	$150,086	$-

	June 30, 2023	December 31, 2022
Current portion	$150,086	$-
Non-current portion	-	-
OID Convertible Notes, Net of Debt Discount	$150,086	$-

2023 Convertible Notes Terms

The OID Convertible Notes will mature in nine months from the date of the OID Units Initial Closing and accrue 10% of interest per annum on the outstanding principal amount. The OID Convertible Notes will be unsecured and subordinated to any senior indebtedness of the Company. The OID Convertible Notes’ principal and accrued interest may generally be converted at any time at a conversion price of $0.10 per share, subject to adjustment, at the option of the holder, into shares of common stock, subject to certain limitations: (i) conversion would not cause the holder to beneficially own more than 4.99% of the Company’s common stock, or more than 9.99% if the holder beneficially owns more than 4.99% of common stock based on ownership of equity securities of the Company other than the OID Convertible Notes or the respective warrants; and (ii) the Company’s articles of incorporation have been amended to increase the number of authorized shares of common stock to a sufficient amount to permit the full conversion of the OID Convertible Notes (the “Capital Event Amendment”).

2023 Warrants Terms

The Class E Warrants and Class F Warrants are generally exercisable for a period from the date of the Capital Event Amendment until five years from the date of issue. The exercise right is subject to a similar beneficial ownership limitation that applies to conversion of the OID Convertible Notes above, i.e., exercise is permitted only if it would not cause the holder to beneficially own more than 4.99% of the Company’s common stock, or more than 9.99% if the holder beneficially owns more than 4.99% of common stock based on ownership of equity securities of the Company other than the OID Convertible Notes or the Class E Warrants and Class F Warrants.

7. Convertible Promissory Notes and Warrants

May 2021 Unit Purchase Agreement

On May 27, 2021, Marizyme entered into a Unit Purchase Agreement to sell up to 4,000,000 units (the “Units”) at a price per Unit of $2.50. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the “Class A Warrant”); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).

In May 2021, the Company issued and sold 29,978 Units at a price of $2.50 per Unit for gross proceeds of $74,945, consisting of Notes of $74,945, Class A Warrants for the purchase of 29,978 shares of common stock and Class B Warrants for the purchase of 29,978 shares of common stock. The Company incurred related issuance costs of $6,745 which will be amortized over the term of the Notes.

In July 2021, the Company issued and sold 440,000 Units under the Unit Purchase Program for gross proceeds of $1,100,000. The Units included Notes for $1,100,000, Class A Warrants for 440,000 shares of common stock and Class B Warrants for 440,000 shares of common stock.

September 2021 Amended Unit Purchase Agreement

On September 29, 2021, due to a lower common stock price, the Company, with the consent of all Unit holders, amended the May 2021 Unit Agreements. By rescinding their investment, the Unit holders agreed to amend the Unit Purchase Agreement resulted in the following significant changes to the offering:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.50 per Unit to $2.25 per Unit for all future sales under the Unit Purchase Agreement. No proceeds from the initial investment were returned.

(ii)	Decreased the conversion price from $2.50 per share to $2.25 per share for all current Unit holders and all future investors.

(iii)	Cancelled all Class A Warrants and Class B Warrants and replaced them with Class C Warrants.

December 2021 Unit Purchase Agreement

On December 21, 2021, the Company entered into a Unit Purchase Agreement (the “December UPA”) to sell up to 9,714,286 Units at a price per unit of $1.75. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $1.75 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $2.25 per share (the new Class C Warrant). Under this December UPA, the Company issued and sold 3,438,572 Units at a per unit purchase price of $1.75, for gross proceeds of $6,000,000. Coinciding with this December UPA, the Company also entered into an Exchange Agreement with the existing Unit holders (the December 2021 Exchange Agreements, as further described below).

December 2021 Exchange Agreements

On December 21, 2021, in conjunction with a $6,000,000 investment, the Company and the existing Unit holders agreed to exchange the original securities (“Old Securities”) held by the current investors/unit holders for New Securities, consisting of (i) a New Note in the principal amount equal to the original principal amount of the Original Note, plus all accrued interest through the day prior to December 21, 2021, and (ii) a new warrant (“New Class C Warrants”) in exchange for the original Class C Warrants (“Original Class C Warrants”). The Exchange of the Original Securities for the New Securities included the following significant changes:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.25 per Unit to $1.75 per Unit. Outstanding principal and accrued interest were used to purchase Units at the new per unit price.

(ii)	Extended the maturity date of the notes to December 21, 2023 for all existing notes.

(iii)	Decreased the conversion price from $2.25 per share to $1.75 per share for the New Units.

(iv)	Original Class C Warrants were exchanged for New Class C Warrants with an exercise price of $2.25 per share (unchanged) and a five-year life measured from the date of the Exchange Agreement. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

The Company determined that the terms of the New Securities were substantially different from the Original Securities, and, as such the exchange of the Original Securities for the New Securities was accounted for as an extinguishment of debt on December 21, 2021, and the New Securities accounted for as a new debt issuance.

As a result of this substantial modification, the total of 621,087 Units previously issued was replaced with an aggregate of 832,022 pro rata Units and a loss on debt extinguishment of $663,522 was recorded in consolidated statement of operations for the year ended December 31, 2021.

During the year ended December 31, 2022, the Company issued additional 4,180,071 units under the New Securities agreement for the proceeds of $6,500,743, net of issuance cost. Of the total 4,180,071 Units issued (i) 159,245 Units were issued to settle notes payable assumed on acquisition of My Health Logic (see Note 4), (ii) 22,857 Units were issued to settle accounts payable, and (iii) 171,428 Units were issued in exchange for services rendered to the Company in the year ended December 31, 2022.

Additionally, on October 28, 2022, following a letter agreement entered into between the Company, Bradley Richmond, and Univest Securities, LLC (“Univest”), dated October 28, 2022, addressed and submitted to the Corporate Financing Department of the Financial Industry Regulatory Authority, Inc. (the “October 2022 Letter Agreement”), the Company extinguished convertible promissory notes held by Univest and Mr. Richmond, as well as Class C Warrants, attached to them. The parties agreed to forgo compensation previously received for no consideration in exchange. As the result of extinguishment of these obligations, the Company recorded $338,181 gain on debt extinguishment in the consolidated statements of operations for the year ended December 31, 2022.

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the convertible notes meet the definition of derivative liabilities and that the detachable warrants issued do not meet the definition of a liability and therefore will be accounted for as an equity instrument.

The fair value of the warrants of $4,341,042 (2021 - $4,299,649) and the fair value of derivative liabilities of $2,438,379 (2021 - $2,485,346) issued have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

During the year ended December 31, 2022, the Company recognized interest and accretion expense of $2,763,749 (2021 - $116,676) in the consolidated statements of operations.

Balance, December 31, 2020	$-
Convertible notes issued - original securities	1,174,945
Issuance costs	(105,745)
Debt discount	(964,153)
Debt accretion	90,611
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)
Convertible notes issued - new securities	7,456,039
Issuance costs	(671,044)
Debt discount	(6,784,995)
Debt accretion	26,065
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	$2,751,633

	December 31, 2022	December 31, 2021
Convertible notes - total principal	$14,432,996	$7,482,104
Unamortized issuance costs and discount	(11,681,363)	(7,456,039)
Convertible Notes, Net of Debt Discount	$2,751,633	$26,065

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share (previously $2.25 per the September 2021 Amendment and originally $2.50 per the May Unit Purchase Agreement). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $1.75 per unit.

In the event that the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold less than $10,000,000 (“Unqualified Financing”), then the equity offering price will be applicable to the conversion price and exercise price of such Convertible Notes and Class C Warrants. Moreover, in that event, the Class C Warrant holders may also apply a most-favored-nations clause in their warrants to request that their Class C Warrants provide that their warrant exercise rights should be further adjusted to allow them to purchase a proportionately higher number of additional shares equal to the initial number of shares which may be purchased by exercise of their Class C Warrants, multiplied by a fraction equal to the current exercise price divided by the adjusted exercise price, which would allow such Class C Warrant holders to purchase the same aggregate dollar amount of shares as initially provided such Class C Warrants. If the Convertible Notes and Class C Warrants’ conversion or exercise rights become so adjusted as a result of such an equity financing, then the Company would be required to register the additional shares of common stock that these securities may be converted into or exercised to purchase for resale.

The Convertible Notes are secured by a first priority security interest in all assets of the Company.

New Class C Warrants Terms

●	Exercise price is the lower of (i) $2.25 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($2.25, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.